Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Cybersecurity forms an integral part of our risk management processes. We have established and maintain a Cybersecurity Risk Program which has been developed to assess, identify and manage material risks from cybersecurity threats. Our Cybersecurity Risk Program is integrated into our overall risk management program, and shares common methodologies, reporting channels and governance processes that apply to other enterprise risk areas. Our program is inclusive of related information security personnel, as well as tools, policies and procedures designed to protect the confidentiality, integrity, and availability of our systems, products and services as well as the information contained therein. Our internal cybersecurity policies and procedures incorporate industry practices and are assessed annually as part of our Cybersecurity Risk Program review. These policies and procedures include information security policies, incident response procedure, risk assessment procedures and a vendor management policy.
We utilize multiple third-party experts to support our program, to advise and assist us in evaluating and enhancing our cybersecurity processes. These experts include threat monitoring service providers, cyber software and managed service providers, penetration testing firms, forensic investigators, cybersecurity consultants, and legal counsel specializing in the cyber domain.

We conduct cybersecurity risk assessments and audits, both internally and through the engagement of third parties. These processes include scanning of our information systems for vulnerabilities, including by conducting penetration testing, and we maintain tools to detect unusual or unauthorized activities that may affect our systems, products, and services. We also retain the services of a reputable third-party firm for threat monitoring and detection.

We have processes to educate our employees, contractors, partners, and vendors regarding their cybersecurity responsibilities. For example, employees are provided annual cybersecurity training and other on-going cybersecurity awareness exercises.

We maintain a third-party risk management process in order to identify, assess and mitigate the risks associated with our third-party service providers. As part of this process, depending on each provider’s operationality criticality and risk profile, we may conduct assessments, monitor performance and seek to impose contractual security obligations where possible.
Our incident response policy provides guidelines for the identification, handling and reporting of cybersecurity incidents to internal stakeholders and external parties, where warranted. Additional guidelines covered under our incident response policy include steps for incident identification, containment, eradication, recovery, and lessons learned activities.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Cybersecurity forms an integral part of our risk management processes. We have established and maintain a Cybersecurity Risk Program which has been developed to assess, identify and manage material risks from cybersecurity threats. Our Cybersecurity Risk Program is integrated into our overall risk management program, and shares common methodologies, reporting channels and governance processes that apply to other enterprise risk areas. Our program is inclusive of related information security personnel, as well as tools, policies and procedures designed to protect the confidentiality, integrity, and availability of our systems, products and services as well as the information contained therein. Our internal cybersecurity policies and procedures incorporate industry practices and are assessed annually as part of our Cybersecurity Risk Program review. These policies and procedures include information security policies, incident response procedure, risk assessment procedures and a vendor management policy.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Cybersecurity risks and controls are evaluated and reviewed by our senior management, including as part of our internal audits that are presented to the Internal Audit and ESG Committee of the Board of Directors. Our Board of Directors has ultimate oversight of cybersecurity risk management as part of its general oversight function. Our Board of Directors receives and reviews updates, reports and presentations, including from our Corporate VP Information Security, related to cybersecurity threats, significant incidents and trends as well as to our cybersecurity program.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Cybersecurity risks and controls are evaluated and reviewed by our senior management, including as part of our internal audits that are presented to the Internal Audit and ESG Committee of the Board of Directors. Our Board of Directors has ultimate oversight of cybersecurity risk management as part of its general oversight function. Our Board of Directors receives and reviews updates, reports and presentations, including from our Corporate VP Information Security, related to cybersecurity threats, significant incidents and trends as well as to our cybersecurity program.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Cybersecurity risks and controls are evaluated and reviewed by our senior management, including as part of our internal audits that are presented to the Internal Audit and ESG Committee of the Board of Directors. Our Board of Directors has ultimate oversight of cybersecurity risk management as part of its general oversight function. Our Board of Directors receives and reviews updates, reports and presentations, including from our Corporate VP Information Security, related to cybersecurity threats, significant incidents and trends as well as to our cybersecurity program.
Cybersecurity Risk Role of Management [Text Block]
Our incident response policy provides guidelines for the identification, handling and reporting of cybersecurity incidents to internal stakeholders and external parties, where warranted. Additional guidelines covered under our incident response policy include steps for incident identification, containment, eradication, recovery, and lessons learned activities.

Our Cybersecurity Risk Program is led by our Corporate VP Information Security who is primarily responsible for assessing and managing cybersecurity risks and threats, and reports to our Chief Operating Officer. Our Corporate VP Information Security has significant experience assessing and managing cybersecurity programs and risks and has extensive cybersecurity knowledge. Members of the corporate cybersecurity team are responsible for implementing and maintaining the cybersecurity program and practices for the Company. Other cybersecurity teams and professionals within our Company have the responsibility to implement and maintain cybersecurity processes within their business lines. Such teams and individuals work in coordination with our corporate cybersecurity team and under the guidance of our Corporate VP Information Security. The corporate cybersecurity team works closely with the SOC team, which serves as the central hub for monitoring and responding to security incidents and is trained to support our management in incident related matters.
Our management is committed to maintaining a robust cybersecurity program, which includes supplying the necessary resources to sustain the program, including people, tools, processes, procedures, and education. Cybersecurity risks and controls are evaluated and reviewed by our senior management, including as part of our internal audits that are presented to the Internal Audit and ESG Committee of the Board of Directors. Our Board of Directors has ultimate oversight of cybersecurity risk management as part of its general oversight function. Our Board of Directors receives and reviews updates, reports and presentations, including from our Corporate VP Information Security, related to cybersecurity threats, significant incidents and trends as well as to our cybersecurity program.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our Cybersecurity Risk Program is led by our Corporate VP Information Security who is primarily responsible for assessing and managing cybersecurity risks and threats, and reports to our Chief Operating Officer.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our Corporate VP Information Security has significant experience assessing and managing cybersecurity programs and risks and has extensive cybersecurity knowledge.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
Our incident response policy provides guidelines for the identification, handling and reporting of cybersecurity incidents to internal stakeholders and external parties, where warranted. Additional guidelines covered under our incident response policy include steps for incident identification, containment, eradication, recovery, and lessons learned activities.

Our Cybersecurity Risk Program is led by our Corporate VP Information Security who is primarily responsible for assessing and managing cybersecurity risks and threats, and reports to our Chief Operating Officer. Our Corporate VP Information Security has significant experience assessing and managing cybersecurity programs and risks and has extensive cybersecurity knowledge. Members of the corporate cybersecurity team are responsible for implementing and maintaining the cybersecurity program and practices for the Company. Other cybersecurity teams and professionals within our Company have the responsibility to implement and maintain cybersecurity processes within their business lines. Such teams and individuals work in coordination with our corporate cybersecurity team and under the guidance of our Corporate VP Information Security. The corporate cybersecurity team works closely with the SOC team, which serves as the central hub for monitoring and responding to security incidents and is trained to support our management in incident related matters.
Our management is committed to maintaining a robust cybersecurity program, which includes supplying the necessary resources to sustain the program, including people, tools, processes, procedures, and education. Cybersecurity risks and controls are evaluated and reviewed by our senior management, including as part of our internal audits that are presented to the Internal Audit and ESG Committee of the Board of Directors.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true